Revenue - Summary of Revenue by Service Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of products and services [line items]
Revenue	$ 809,120	$ 757,956	$ 602,546
Industry-specific [member]
Disclosure of products and services [line items]
Revenue	307,214	258,155	170,212
Customer interaction services [member]
Disclosure of products and services [line items]
Revenue	183,199	193,427	168,096
Finance and accounting [member]
Disclosure of products and services [line items]
Revenue	175,194	162,432	124,089
Research and analytics [member]
Disclosure of products and services [line items]
Revenue	91,716	89,402	79,948
Auto claims [member]
Disclosure of products and services [line items]
Revenue	34,885	35,414	44,642
Others [member]
Disclosure of products and services [line items]
Revenue	$ 16,912	$ 19,127	$ 15,559